Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of transactions between related parties
. The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year.

		Sales to related parties	Purchases from related parties	Amounts owed by related parties*		Amounts owed to related parties*
Entities with significant influence over the Group:
Sistema PJSFC	2020	—	193	—		9
Sistema PJSFC	2019	—	309	—		18
Sistema PJSFC	2018	5	226	—		15
Associate:
Litres	2020	6	11	144	**	2
Litres	2019	5	6	1		3
Litres	2018	5	1	—		1
* The amounts are classified as accounts receivable and trade payables, respectively.
** Including 141 of accrued but not paid dividends for the year ended December 31, 2020.

Summary of key management personnel
The remuneration of key management personnel for the year ended December 31, 2020, 2019 and 2018 amounted to:

	2020	2019	2018
Short-term employee benefits (i)	53	33	31
Share-based compensation expense (ii)	224	93	188

	277	126	219

i.	Short-term benefits include salaries, bonuses, paid annual leave and social security contributions.

ii.	Amounts related to the participation of the key management personnel in the incentive scheme posted in consolidated statements of profit or loss and other comprehensive income.